Shareholder Report, Line Graph (Details) 194066_Innovator U.S. Small Cap Power Buffer ETF - November_TF_TSR Annual {TF} - USD ($)		12 Months Ended
	Oct. 31, 2024	Oct. 31, 2025
Innovator U.S. Small Cap Power Buffer ETF™ - November
Account Value [Line Items]
Line Graph and Table Measure Name		Innovator U.S. Small Cap Power Buffer ETF - November NAV
Accumulated Value	$ 10,000	$ 11,236
Russell 2000 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000 Total Return Index
Accumulated Value	10,000	$ 11,441
Russell 2000 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000
Accumulated Value	$ 10,000	$ 11,287